Balance Sheet Components	12 Months Ended
Dec. 31, 2019
BALANCE SHEET COMPONENTS [Abstract]
Balance Sheet Components

8. BALANCE SHEET COMPONENTS (IN THOUSANDS)

	As of December 31,
	2018	2019
Account and financing receivables, net
Accounts receivable	$233,258	210,069
Financing receivables	46,238	66,858
Allowance for doubtful accounts and credit losses	(15,085)	(16,211)

	$264,411	260,716

The following table presents the movement of allowances for doubtful accounts and credit losses for the years of 2017, 2018 and 2019:

	Balance at the beginning of year	Additional provision for bad debt, net of recoveries	Write-offs	Exchange difference	Balance at the end of year
2017	4,274	8,891	(8,634)	340	4,871
2018	4,871	14,568	(3,848)	(506)	15,085
2019	15,085	20,344	(19,978)	760	16,211

	As of December 31,
	2018	2019
Prepaid and other current assets
Matching loan due from a related party (See Note 9)	$31,607	$33,329
Prepaid taxes	29,452	30,068
Receivables from third-party payment service providers	14,012	14,221
Prepaid content and license	30,033	13,330
Prepaid cost of revenue	3,568	8,343
Inventory	12,657	4,186
Receivables from third party payment platforms	8,844	3,435
Prepaid rental deposit	4,978	3,113
Interest receivable from bank deposits with original maturities of three months or less	3,645	2,264
Employee advances	2,259	1,693
Prepaid office rent and facilities expenses	2,886	735
Due from discontinued associated company (1)	72,337	0
Others	9,466	9,615

	$225,744	$124,332

Note (1):

As of December 31, 2018, Changyou had a receivable of $72,319 due from a discontinued associated company. In 2019, Changyou estimated an allowance of $72,319 for the receivable, which potentially might not be collected upon the liquidation of the discontinued associated company. Changyou will continually assess the allowance based on developments in bankruptcy proceedings with respect to the discontinued company in a Chinese court.

Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou	$2,870	$1,882
Others	237	0

	$3,107	$1,882

Other short-term liabilities
Contract deposits from advertisers	$40,073	$34,459
Matching loans due to a related party (See Note 9)	32,719	33,536
Contingent liability related to Shanghai Jingmao liquidation (1)	0	23,900
Deposits related to Focus	21,648	19,101
Lease liabilities	0	8,616
Payable to a third-party investor in the Consolidated Trust	0	8,601
Depository payable reimbursement	4,985	3,697
Early exercise of Sogou share options for trust arrangements	2,702	2,702
Accrued liabilities to suppliers	3,288	2,209
Consideration payable for equity investment	5,960	740
Others	12,546	11,750

	$123,921	$149,311

Note (1):	The contingent liability represents the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflects Changyou’s best estimate as of December 31, 2019 pursuant to ASC 450-20. Changyou may revise this estimate in the future based on developments in PRC bankruptcy court proceedings regarding Shanghai Jingmao.

Receipts in advance and deferred revenue
Receipts in advance relating to:
brand advertising business	$10,069	$7,097
search and search-related business	65,465	67,756
online game business	14,635	5,524
other business	3,602	6,490

Total receipts in advance	93,771	86,867
Deferred revenue	26,633	31,355

	$120,404	$118,222